19 Financial instruments (Details 10) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowing costs	R$ (45)	R$ (79)
Borrowings and financing, total	7,763	8,781	R$ 726	R$ 471
Borrowings and financing, current liabilities	1,840	1,156
Borrowings and financing, noncurrent liabilities	R$ 4,759	6,727
First Issue of Promissory Notes - 1st series [member]
Disclosure of detailed information about borrowings [line items]
Type	non-preemptive right
Issue amount	R$ 50
Outstanding debentures	R$ 1
Issuance date	Jul. 04, 2019
Maturity date	Jul. 03, 2020
Annual financial charges	CDI + 0.72% per year
Unit price
Borrowings and financing, total		52
First Issue of Promissory Notes 2nd series [member]
Disclosure of detailed information about borrowings [line items]
Type	non-preemptive right
Issue amount	R$ 50
Outstanding debentures	R$ 1
Issuance date	Jul. 04, 2019
Maturity date	Jul. 05, 2021
Annual financial charges	CDI + 0.72% per year
Unit price	R$ 52,998,286
Borrowings and financing, total	R$ 53	52
First Issue of Promissory Notes - 3rd series [member]
Disclosure of detailed information about borrowings [line items]
Type	non-preemptive right
Issue amount	R$ 50
Outstanding debentures	R$ 1
Issuance date	Jul. 04, 2019
Maturity date	Jul. 04, 2022
Annual financial charges	CDI + 0.72% per year
Unit price	R$ 52,998,286
Borrowings and financing, total	R$ 53	52
First issue of promissory notes - 4th series [member]
Disclosure of detailed information about borrowings [line items]
Type	non-preemptive right
Issue amount	R$ 250
Outstanding debentures	R$ 5
Issuance date	Jul. 04, 2019
Maturity date	Jul. 04, 2023
Annual financial charges	CDI + 0.72% per year
Unit price	R$ 52,998,286
Borrowings and financing, total	R$ 267	258
First Issue of Promissory Notes - 5th series [member]
Disclosure of detailed information about borrowings [line items]
Type	non-preemptive right
Issue amount	R$ 200
Outstanding debentures	R$ 4
Issuance date	Jul. 04, 2019
Maturity date	Jul. 04, 2024
Annual financial charges	CDI + 0.72% per year
Unit price	R$ 52,998,286
Borrowings and financing, total	R$ 214	206
First Issue of Promissory Notes - 6th series [member]
Disclosure of detailed information about borrowings [line items]
Type	non-preemptive right
Issue amount	R$ 200
Outstanding debentures	R$ 4
Issuance date	Jul. 04, 2019
Maturity date	Jul. 04, 2025
Annual financial charges	CDI + 0.72% per year
Unit price	R$ 52,998,286
Borrowings and financing, total	R$ 213	206
First Issue of Debentures- 1st series [member]
Disclosure of detailed information about borrowings [line items]
Type	non-preemptive right
Issue amount	R$ 2,000
Outstanding debentures	R$ 200,000
Issuance date	Sep. 04, 2019
Maturity date	Aug. 20, 2020
Annual financial charges	CDI + 1.60% per year
Unit price
Borrowings and financing, total		1,001
First Issue of Debentures - 2nd series [member]
Disclosure of detailed information about borrowings [line items]
Type	non-preemptive right
Issue amount	R$ 2,000
Outstanding debentures	R$ 200,000
Issuance date	Sep. 04, 2019
Maturity date	Aug. 20, 2021
Annual financial charges	CDI + 1.74% per year
Unit price	R$ 876
Borrowings and financing, total	R$ 1,762	2,044
First Issue of Debentures - 3rd series [member]
Disclosure of detailed information about borrowings [line items]
Type	non-preemptive right
Issue amount	R$ 2,000
Outstanding debentures	R$ 200,000
Issuance date	Sep. 04, 2019
Maturity date	Aug. 20, 2022
Annual financial charges	CDI + 1.95% per year
Unit price	R$ 1,004
Borrowings and financing, total	R$ 2,033	2,045
First Issue of Debentures - 4th series [member]
Disclosure of detailed information about borrowings [line items]
Type	non-preemptive right
Issue amount	R$ 2,000
Outstanding debentures	R$ 200,000
Issuance date	Sep. 04, 2019
Maturity date	Aug. 20, 2023
Annual financial charges	CDI + 2.20% per year
Unit price	R$ 1,005
Borrowings and financing, total	R$ 2,049	R$ 2,046